Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Total Nonperforming Loans	$ 4,422	$ 4,871	$ 6,848
Nonperforming Financial Instruments [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Nonaccrual Loans		3,139	5,259
Loans 90+ Days Past Due Still Accruing		85	227
Total Nonperforming Loans		3,224	5,486
Residential Mortgage Segment [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Total Nonperforming Loans		3,929	4,691
Residential Mortgage Segment [Member] | Nonperforming Financial Instruments [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Nonaccrual Loans		919	1,533
Loans 90+ Days Past Due Still Accruing		68	180
Total Nonperforming Loans		987	1,713
Land Segment [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Total Nonperforming Loans		148	283
Land Segment [Member] | Nonperforming Financial Instruments [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Nonaccrual Loans		16	120
Loans 90+ Days Past Due Still Accruing		0	0
Total Nonperforming Loans		16	120
Residential Construction Segment [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Total Nonperforming Loans		0	0
Residential Construction Segment [Member] | Nonperforming Financial Instruments [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Nonaccrual Loans		0	0
Loans 90+ Days Past Due Still Accruing		0	0
Total Nonperforming Loans		0	0
Commercial Real Estate Portfolio Segment [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Total Nonperforming Loans		229	780
Commercial Real Estate Portfolio Segment [Member] | Nonperforming Financial Instruments [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Nonaccrual Loans		433	1,456
Loans 90+ Days Past Due Still Accruing		0	0
Total Nonperforming Loans		433	1,456
Commercial Portfolio Segment [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Total Nonperforming Loans		0	189
Commercial Portfolio Segment [Member] | Nonperforming Financial Instruments [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Nonaccrual Loans		1,642	1,898
Loans 90+ Days Past Due Still Accruing		0	0
Total Nonperforming Loans		1,642	1,898
Home Equity And Second Mortgage [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Total Nonperforming Loans		273	567
Home Equity And Second Mortgage [Member] | Nonperforming Financial Instruments [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Nonaccrual Loans		129	252
Loans 90+ Days Past Due Still Accruing		14	39
Total Nonperforming Loans		143	291
Consumer Portfolio Segment [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Total Nonperforming Loans		292	338
Consumer Portfolio Segment [Member] | Nonperforming Financial Instruments [Member]
Note 4 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Nonperforming Loans [Line Items]
Nonaccrual Loans		0	0
Loans 90+ Days Past Due Still Accruing		3	8
Total Nonperforming Loans		$ 3	$ 8